Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Period End Date	dei_DocumentPeriodEndDate	Aug. 31, 2024
Registrant Name	dei_EntityRegistrantName	GOLDMAN SACHS ETF TRUST
CIK	dei_EntityCentralIndexKey	0001479026
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 26, 2024
Document Effective Date	dei_DocumentEffectiveDate	Dec. 29, 2024
Prospectus Date	rr_ProspectusDate	Dec. 29, 2024
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Goldman Sachs Access Emerging Markets USD Bond ETF | Goldman Sachs Access Emerging Markets USD Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GEMD
Goldman Sachs Access High Yield Corporate Bond ETF | Goldman Sachs Access High Yield Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GHYB
Goldman Sachs Access Inflation Protected USD Bond ETF | Goldman Sachs Access Inflation Protected USD Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GTIP
Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF | Goldman Sachs Access Investment Grade Corporate 1-5 Year Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GSIG
Goldman Sachs Access Investment Grade Corporate Bond ETF | Goldman Sachs Access Investment Grade Corporate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GIGB
Goldman Sachs Access Treasury 0-1 Year ETF | Goldman Sachs Access Treasury 0-1 Year ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GBIL
Goldman Sachs Access US Aggregate Bond ETF | Goldman Sachs Access US Aggregate Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GCOR
Goldman Sachs Access U.S. Preferred Stock and Hybrid Securities ETF | Access US Preferred Stock and Hybrid Securities ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GPRF
Goldman Sachs Access Investment Grade Corporate 10 plus Year Bond ETF | Goldman Sachs Access Investment Grade Corporate 10 plus Year Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GLIG
Goldman Sachs Access US Treasury Bond ETF | Goldman Sachs Access US Treasury Bond ETF
Risk Return Abstract	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	GGOV